Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
14.	Property, plant and equipment

	Land	Buildings and constructions	Machinery and equipment	Trans- portation vehicles	Other equipment	Construction- in-progress	Mining assets	Railway Ulak-Elga	Total

Cost
At January 1, 2019	2,941	80,751	121,328	31,760	1,172	21,888	16,908	75,202	351,950

Transfer to right-of-use assets on initial application of IFRS 16	—	—	(1,745)	(14,557)	—	—	—	—	(16,302)
Additions	—	27	1,180	282	33	7,332	38	—	8,892
Change in rehabilitation provision	—	456	—	—	—	—	707	—	1,163
Transfers	(9)	2,606	3,176	262	21	(6,752)	(26)	722	—
Transfer to own property, plant and equipment	—	—	752	95	—	—	—	—	847
Disposals	(24)	(240)	(2,400)	(2,045)	(33)	(990)	—	—	(5,732)
Exchange differences on translation of foreign operations	(84)	(263)	(223)	(29)	(30)	(2)	—	—	(631)

At December 31, 2019	2,824	83,337	122,068	15,768	1,163	21,476	17,627	75,924	340,187

Additions	—	26	1,332	413	41	5,442	9	—	7,263
Change in rehabilitation provision	—	30	—	—	—	—	170	—	200
Transfers	1	4,106	5,521	117	20	(9,772)	7	—	—
Transfer to own property, plant and equipment	—	—	57	5	—	—	—	—	62
Disposals	(47)	(377)	(1,981)	(954)	(35)	(449)	(974)	—	(4,817)
Discontinued operations (Note 24)	—	(11,804)	(4,887)	(2,379)	(153)	(9,044)	(5,783)	(75,924)	(109,974)
Exchange differences on translation of foreign operations	169	553	487	73	48	1	—	—	1,331

At December 31, 2020	2,947	75,871	122,597	13,043	1,084	7,654	11,056	—	234,252

Additions	—	20	1,129	324	32	4,433	11	—	5,949
Change in rehabilitation provision	—	(476)	—	—	—	—	(422)	—	(898)
Transfers	—	1,073	2,397	155	10	(4,063)	428	—	—
Transfer to own property, plant and equipment	—	—	85	15	—	—	—	—	100
Disposals	(118)	(414)	(3,247)	(2,180)	(23)	(452)	—	—	(6,434)
Exchange differences on translation of foreign operations	(47)	(161)	(144)	(22)	(11)	(1)	—	—	(386)

At December 31, 2021	2,782	75,913	122,817	11,335	1,092	7,571	11,073	—	232,583

	Land	Buildings and constructions	Machinery and equipment	Trans- portation vehicles	Other equipment	Construction- in-progress	Mining assets	Railway Ulak-Elga	Total

Depreciation and impairment
At January 1, 2019	(115)	(43,967)	(87,808)	(19,411)	(885)	(2,222)	(6,575)	(1,088)	(162,071)

Transfer to right-of-use assets on initial application of IFRS 16	—	—	1,102	5,088	—	—	—	—	6,190
Depreciation charge	—	(2,781)	(6,764)	(882)	(53)	—	(186)	(295)	(10,961)
Transfers	—	(19)	(103)	(43)	1	163	1	—	—
Transfer to own property, plant and equipment	—	—	(638)	(94)	—	—	—	—	(732)
Disposals	22	193	2,228	1,996	21	30	—	—	4,490
Reversal of impairment/ (impairment)	36	634	1,617	(9)	9	(473)	(19)	—	1,795
Exchange differences on translation of foreign operations	3	114	192	34	23	—	—	—	366

At December 31, 2019	(54)	(45,826)	(90,174)	(13,321)	(884)	(2,502)	(6,779)	(1,383)	(160,923)

Depreciation charge	—	(2,695)	(6,212)	(583)	(51)	—	(144)	(73)	(9,758)
Transfers	—	(399)	(537)	(30)	(2)	986	(18)	—	—
Transfer to own property, plant and equipment	—	—	(28)	(1)	—	—	—	—	(29)
Disposals	—	302	1,842	948	2	200	933	—	4,227
Discontinued operations (Note 24)	—	7,934	2,744	2,240	78	—	111	1,456	14,563
Impairment	—	(25)	(37)	—	—	(105)	(6)	—	(173)
Exchange differences on translation of foreign operations	—	(260)	(428)	(83)	(42)	—	(1)	—	(814)

At December 31, 2020	(54)	(40,969)	(92,830)	(10,830)	(899)	(1,421)	(5,904)	—	(152,907)

Depreciation charge	—	(2,214)	(5,733)	(486)	(48)	—	(122)	—	(8,603)
Transfers	—	(40)	(39)	—	(1)	80	—	—	—
Transfer to own property, plant and equipment	—	—	(80)	(4)	—	—	—	—	(84)
Disposals	29	300	2,963	2,108	22	178	—	—	5,600
(Impairment)/reversal of impairment	(10)	178	(870)	(56)	—	(582)	12	—	(1,328)
Exchange differences on translation of foreign operations	—	82	132	25	9	—	—	—	248

At December 31, 2021	(35)	(42,663)	(96,457)	(9,243)	(917)	(1,745)	(6,014)	—	(157,074)

Net book value
At January 1, 2019	2,826	36,784	33,520	12,349	287	19,666	10,333	74,114	189,879

At December 31, 2019	2,770	37,511	31,894	2,447	279	18,974	10,848	74,541	179,264

At December 31, 2020	2,893	34,902	29,767	2,213	185	6,233	5,152	—	81,345

At December 31, 2021	2,747	33,250	26,360	2,092	175	5,826	5,059	—	75,509

As of December 31, 2021, 2020 and 2019, the Group performed an impairment analysis of property, plant and equipment (Note 16).
Assets under construction
As of December 31, 2021 and 2020,
construction-in-progress
included advances issued for acquisition of property, plant and equipment in the amounts of RUB 553 million and RUB 299 million, respectively.
Contractual commitments
As of December 31, 2021 and 2020, the total Group’s contractual commitments to acquire property, plant and equipment excluding VAT amounted to RUB 14,607 million and RUB 9,300 million, respectively.